iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
AAR Corp.
(a)
............................ 15,816 $ 1,122,778
AeroVironment, Inc.
(a)
...................... 11,235 2,271,155
BWX Technologies, Inc. .................... 46,323 4,267,738
Curtiss-Wright Corp. ....................... 11,853 3,352,266
Ducommun, Inc.
(a)
........................ 14,874 865,369
Hexcel Corp. ............................ 41,641 2,867,816
Kratos Defense & Security Solutions, Inc.
(a)
....... 55,540 1,207,440
Leonardo DRS, Inc.
(a)
...................... 47,070 1,108,499
Mercury Systems, Inc.
(a)
.................... 55,314 1,711,968
Moog, Inc. , Class A ....................... 20,308 3,440,784
Rocket Lab USA, Inc.
(a) (b)
.................... 191,262 835,815
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 30,954 938,525
Triumph Group, Inc.
(a)
...................... 56,721 800,333
V2X, Inc.
(a)
............................. 20,931 1,006,990
Woodward, Inc. .......................... 20,615 3,844,698
29,642,174
a
Air Freight & Logistics  —  0 .2%
GXO Logistics, Inc.
(a) (b)
..................... 51,406 2,582,123
a
Automobile Components  —  1 .2%
American Axle & Manufacturing Holdings, Inc.
(a)
.... 109,709 838,177
Autoliv, Inc. ............................. 6,654 848,851
BorgWarner, Inc. ......................... 93,542 3,335,708
Dana, Inc. .............................. 62,638 880,690
Fox Factory Holding Corp.
(a)
.................. 18,212 849,043
Gentherm, Inc.
(a)
......................... 19,537 1,053,826
Goodyear Tire & Rubber Co. (The)
(a)
............ 67,288 828,315
LCI Industries ........................... 22,715 2,495,924
Lear Corp. ............................. 17,898 2,243,514
Modine Manufacturing Co.
(a)
................. 23,455 2,367,079
QuantumScape Corp. , Class A
(a) (b)
............. 149,042 880,838
Standard Motor Products, Inc. ................ 26,987 828,771
Visteon Corp.
(a)
.......................... 18,784 2,091,974
XPEL, Inc.
(a)
............................ 24,184 918,992
20,461,702
a
Automobiles  —  0 .6%
Harley-Davidson, Inc. ...................... 117,010 4,198,319
Lucid Group, Inc.
(a) (b)
....................... 428,611 1,217,255
Thor Industries, Inc. ....................... 23,881 2,369,951
Winnebago Industries, Inc. .................. 35,428 2,198,307
9,983,832
a
Banks  —  6 .4%
Amalgamated Financial Corp. ................ 53,341 1,348,460
Ameris Bancorp .......................... 29,794 1,488,210
Associated Banc-Corp. ..................... 122,793 2,630,226
Atlantic Union Bankshares Corp. .............. 48,841 1,593,682
Banc of California, Inc. ..................... 79,422 1,100,789
Bancorp, Inc. (The)
(a)
...................... 27,960 939,176
Bank of Hawaii Corp. ...................... 20,323 1,173,450
Bank OZK ............................. 52,286 2,189,738
BankUnited, Inc. ......................... 25,363 727,664
Banner Corp. ........................... 41,616 1,948,877
Berkshire Hills Bancorp, Inc. ................. 86,779 1,929,097
Cadence Bank .......................... 73,268 2,091,801
Cambridge Bancorp ....................... 13,270 888,294
Camden National Corp. .................... 39,699 1,287,042
Central Pacific Financial Corp. ................ 77,896 1,579,731
Columbia Banking System, Inc. ............... 79,760 1,537,773
Comerica, Inc. ........................... 59,539 3,050,778
Commerce Bancshares, Inc. ................. 59,559 3,313,863
Security Shares Value
a
Banks (continued)
Community Bank System, Inc. ................ 18,018 $ 819,098
Cullen/Frost Bankers, Inc. ................... 12,888 1,309,163
Customers Bancorp, Inc.
(a)
................... 17,665 800,225
CVB Financial Corp. ....................... 94,820 1,568,323
East West Bancorp, Inc. .................... 74,916 5,558,018
Enterprise Financial Services Corp. ............ 38,126 1,475,095
First BanCorp ........................... 71,950 1,275,674
First Financial Bancorp ..................... 34,652 772,740
First Financial Bankshares, Inc. ............... 31,226 936,155
First Horizon Corp. ........................ 222,058 3,517,399
First Interstate BancSystem, Inc. , Class A ........ 84,365 2,239,047
FNB Corp. ............................. 75,383 1,038,024
Fulton Financial Corp. ...................... 113,919 1,918,396
Glacier Bancorp, Inc. ...................... 97,196 3,633,186
Hancock Whitney Corp. .................... 32,721 1,529,052
Hanmi Financial Corp. ..................... 44,157 695,914
Independent Bank Corp. .................... 98,597 3,019,610
International Bancshares Corp. ............... 17,165 975,487
National Bank Holdings Corp. , Class A .......... 21,142 771,049
NBT Bancorp, Inc. ........................ 22,201 825,433
New York Community Bancorp, Inc. ............ 249,082 819,480
Old National Bancorp ...................... 160,087 2,735,887
Pinnacle Financial Partners, Inc. ............... 45,401 3,609,834
Popular, Inc. ............................ 15,101 1,344,140
Provident Financial Services, Inc. .............. 44,398 639,331
Renasant Corp. .......................... 38,719 1,166,216
Sandy Spring Bancorp, Inc. .................. 43,100 1,010,264
ServisFirst Bancshares, Inc. ................. 13,899 858,958
SouthState Corp. ......................... 48,142 3,721,858
Synovus Financial Corp. .................... 101,385 4,023,971
UMB Financial Corp. ...................... 41,677 3,435,852
United Bankshares, Inc. .................... 73,798 2,394,007
Valley National Bancorp .................... 305,751 2,180,005
Veritex Holdings, Inc. ...................... 38,334 782,014
Webster Financial Corp. .................... 91,072 4,027,204
Western Alliance Bancorp ................... 44,660 2,814,920
Wintrust Financial Corp. .................... 10,605 1,045,759
Zions Bancorp NA ........................ 63,728 2,752,412
104,857,851
a
Beverages  —  0 .0%
Coca-Cola Consolidated, Inc. ................. 848 831,922
a
Biotechnology  —  4 .7%
89Bio, Inc.
(a)
............................ 93,833 741,281
Alector, Inc.
(a)
........................... 155,917 767,112
Alkermes PLC
(a)
.......................... 67,324 1,575,382
Apellis Pharmaceuticals, Inc.
(a)
................ 21,109 828,528
Apogee Therapeutics, Inc.
(a)
.................. 17,001 775,926
Arcellx, Inc.
(a)
........................... 15,737 818,324
Arcturus Therapeutics Holdings, Inc.
(a)
........... 28,208 1,094,752
Arcus Biosciences, Inc.
(a)
.................... 49,167 740,947
Arcutis Biotherapeutics, Inc.
(a)
................ 88,461 739,534
Ardelyx, Inc.
(a) (b)
.......................... 108,877 746,896
Arrowhead Pharmaceuticals, Inc.
(a)
............. 48,436 1,111,606
Avidity Biosciences, Inc.
(a)
................... 30,778 826,697
Beam Therapeutics, Inc.
(a) (b)
.................. 33,984 809,499
Biohaven Ltd.
(a)
.......................... 38,244 1,342,364
Blueprint Medicines Corp.
(a) (b)
................. 14,800 1,562,288
Bridgebio Pharma, Inc.
(a) (b)
................... 29,009 812,542
Catalyst Pharmaceuticals, Inc.
(a)
............... 50,517 816,860
Celldex Therapeutics, Inc.
(a)
.................. 27,685 921,911
Cerevel Therapeutics Holdings, Inc.
(a)
........... 26,343 1,073,214
Crinetics Pharmaceuticals, Inc.
(a)
.............. 26,795 1,189,966

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
CRISPR Therapeutics AG
(a) (b)
................. 30,624 $ 1,645,734
Cullinan Therapeutics, Inc.
(a)
................. 36,293 852,885
Cytokinetics, Inc.
(a)
........................ 42,272 2,050,615
Day One Biopharmaceuticals, Inc.
(a)
............ 56,781 753,484
Denali Therapeutics, Inc.
(a)
.................. 69,375 1,287,600
Disc Medicine, Inc.
(a)
....................... 26,891 912,949
Dyne Therapeutics, Inc.
(a)
................... 25,898 825,628
Geron Corp.
(a)
........................... 234,096 831,041
Halozyme Therapeutics, Inc.
(a)
................ 37,870 1,677,262
Ideaya Biosciences, Inc.
(a) (b)
.................. 37,366 1,365,727
Immunovant, Inc.
(a)
........................ 27,725 703,938
Insmed, Inc.
(a)
........................... 34,938 1,923,337
Intellia Therapeutics, Inc.
(a) (b)
................. 47,552 1,016,662
Janux Therapeutics, Inc.
(a)
................... 18,397 984,239
Keros Therapeutics, Inc.
(a)
................... 18,519 867,986
Krystal Biotech, Inc.
(a) (b)
..................... 7,219 1,155,401
Kura Oncology, Inc.
(a)
...................... 38,172 786,725
Kymera Therapeutics, Inc.
(a)
.................. 23,834 765,310
Madrigal Pharmaceuticals, Inc.
(a) (b)
............. 3,453 815,460
MannKind Corp.
(a)
........................ 176,208 822,891
Merus NV
(a)
............................. 21,235 1,130,551
MoonLake Immunotherapeutics , Class A
(a) (b)
....... 21,436 871,588
Morphic Holding, Inc.
(a)
..................... 28,529 866,426
Myriad Genetics, Inc.
(a)
..................... 34,960 795,690
Natera, Inc.
(a) (b)
.......................... 33,691 3,589,102
Novavax, Inc.
(a)
.......................... 56,738 852,772
Nurix Therapeutics, Inc.
(a)
................... 52,975 834,356
Nuvalent, Inc. , Class A
(a) (b)
................... 12,004 787,702
Protagonist Therapeutics, Inc.
(a) (b)
.............. 27,052 761,514
Prothena Corp. PLC
(a) (b)
..................... 46,752 972,909
PTC Therapeutics, Inc.
(a)
.................... 23,942 870,531
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 88,691 734,361
Revolution Medicines, Inc.
(a)
.................. 31,503 1,207,510
Rocket Pharmaceuticals, Inc.
(a)
................ 42,607 908,381
Roivant Sciences, Ltd.
(a) (b)
................... 93,836 972,141
Sana Biotechnology, Inc.
(a)
................... 101,367 760,253
Sarepta Therapeutics, Inc.
(a)
................. 29,477 3,827,883
Savara, Inc.
(a)
........................... 195,255 798,593
SpringWorks Therapeutics, Inc.
(a)
.............. 22,751 943,256
Syndax Pharmaceuticals, Inc.
(a)
............... 44,480 857,130
Twist Bioscience Corp.
(a) (b)
................... 21,440 898,336
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 25,625 1,028,588
Vaxcyte, Inc.
(a)
........................... 41,645 2,926,394
Vera Therapeutics, Inc. , Class A
(a)
.............. 21,061 800,107
Viking Therapeutics, Inc.
(a)
................... 37,101 2,309,908
Viridian Therapeutics, Inc.
(a)
.................. 65,366 781,124
Xencor, Inc.
(a)
........................... 35,551 844,692
Xenon Pharmaceuticals, Inc.
(a)
................ 48,161 1,833,489
Zymeworks, Inc.
(a)
........................ 95,095 806,406
76,912,196
a
Broadline Retail  —  0 .4%
Kohl's Corp. ............................ 48,783 1,092,251
Macy's, Inc. ............................ 147,823 2,879,592
Nordstrom, Inc. .......................... 45,424 1,003,871
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 12,388 1,021,143
5,996,857
a
Building Products  —  1 .8%
AAON, Inc. ............................. 39,298 2,949,315
Advanced Drainage Systems, Inc.
(b)
............ 29,518 5,121,078
American Woodmark Corp.
(a)
................. 13,930 1,199,512
Armstrong World Industries, Inc. ............... 27,570 3,192,606
AZEK Co., Inc. (The) , Class A
(a)
............... 51,411 2,465,672
AZZ, Inc. .............................. 16,555 1,388,633
Security Shares Value
a
Building Products (continued)
Gibraltar Industries, Inc.
(a)
................... 14,716 $ 1,110,469
Hayward Holdings, Inc.
(a)
.................... 57,346 830,944
JELD-WEN Holding, Inc.
(a)
................... 53,702 832,918
Resideo Technologies, Inc.
(a)
................. 163,370 3,528,792
Simpson Manufacturing Co., Inc. .............. 10,031 1,664,343
Trex Co., Inc.
(a)
.......................... 24,214 2,094,027
Zurn Elkay Water Solutions Corp. .............. 96,602 3,024,609
29,402,918
a
Capital Markets  —  2 .3%
Affiliated Managers Group, Inc. ............... 27,571 4,483,045
Artisan Partners Asset Management, Inc. , Class A ... 37,160 1,636,155
BGC Group, Inc. , Class A ................... 97,831 848,195
Donnelley Financial Solutions, Inc.
(a)
............ 34,840 2,123,846
Evercore, Inc. , Class A ..................... 8,174 1,658,832
Interactive Brokers Group, Inc. , Class A .......... 33,469 4,207,723
Invesco Ltd. ............................ 251,753 3,955,040
Janus Henderson Group PLC ................ 210,161 7,040,393
Jefferies Financial Group, Inc. ................ 28,989 1,348,568
Moelis & Co. , Class A ...................... 4,494 254,405
Morningstar, Inc. ......................... 9,596 2,766,047
Piper Sandler Companies ................... 5,003 1,059,535
PJT Partners, Inc. , Class A .................. 11,596 1,236,945
Stifel Financial Corp. ...................... 28,046 2,270,324
Victory Capital Holdings, Inc. , Class A ........... 16,900 879,307
Virtus Investment Partners, Inc. ............... 4,079 932,419
WisdomTree, Inc. ......................... 91,951 916,751
37,617,530
a
Chemicals  —  2 .1%
Arcadium Lithium PLC
(a)
.................... 390,588 1,730,305
Ashland, Inc. ............................ 8,353 836,720
Aspen Aerogels, Inc.
(a)
..................... 31,360 938,291
Avient Corp. ............................ 24,501 1,094,705
Axalta Coating Systems Ltd.
(a)
................ 129,122 4,595,452
Balchem Corp. .......................... 13,628 2,093,261
Cabot Corp. ............................ 21,627 2,212,442
Chemours Co. (The) ....................... 52,589 1,305,259
Element Solutions, Inc. ..................... 88,286 2,121,513
FMC Corp. ............................. 50,129 3,055,363
Hawkins, Inc. ........................... 10,429 910,660
HB Fuller Co. ........................... 24,242 1,930,390
Innospec, Inc. ........................... 19,173 2,507,828
Koppers Holdings, Inc. ..................... 39,151 1,735,564
Minerals Technologies, Inc. .................. 27,667 2,400,112
Orion SA .............................. 32,532 809,071
Sensient Technologies Corp. ................. 17,176 1,334,060
Stepan Co. ............................. 23,773 2,072,292
Tronox Holdings PLC ...................... 76,227 1,510,057
35,193,345
a
Commercial Services & Supplies  —  1 .4%
ABM Industries, Inc. ....................... 28,432 1,343,981
ACV Auctions, Inc. , Class A
(a)
................. 55,167 984,731
Brady Corp. , Class A ...................... 22,908 1,563,929
CECO Environmental Corp.
(a)
................. 33,560 840,007
Clean Harbors, Inc.
(a)
...................... 4,143 897,332
Deluxe Corp. ............................ 39,245 892,039
HNI Corp. .............................. 50,893 2,394,516
Interface, Inc. ........................... 55,743 898,020
MillerKnoll, Inc. .......................... 30,677 846,072
Montrose Environmental Group, Inc.
(a)
........... 16,952 796,913
MSA Safety, Inc. ......................... 18,033 3,245,940
OPENLANE, Inc.
(a)
........................ 107,979 1,862,638
Pitney Bowes, Inc. ........................ 120,213 651,554

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .......................... 13,999 $ 2,932,650
Vestis Corp. ............................ 67,108 826,770
Viad Corp.
(a)
............................ 23,801 831,845
VSE Corp. ............................. 12,010 983,139
22,792,076
a
Communications Equipment  —  0 .5%
Calix, Inc.
(a)
............................. 33,922 1,211,015
Ciena Corp.
(a)
........................... 48,643 2,343,133
CommScope Holding Co., Inc.
(a)
............... 81,490 117,346
Digi International, Inc.
(a)
..................... 31,651 771,018
Harmonic, Inc.
(a)
.......................... 84,457 1,032,909
Infinera Corp.
(a) (b)
......................... 161,090 921,435
Lumentum Holdings, Inc.
(a)
.................. 22,249 967,832
NETGEAR, Inc.
(a)
......................... 67,202 928,060
Ribbon Communications, Inc.
(a)
............... 258,717 812,371
9,105,119
a
Construction & Engineering  —  2 .0%
API Group Corp.
(a)
........................ 29,431 1,048,921
Arcosa, Inc. ............................ 23,972 2,107,379
Comfort Systems USA, Inc. .................. 17,169 5,620,100
Dycom Industries, Inc.
(a)
.................... 9,411 1,693,604
Fluor Corp.
(a)
............................ 36,992 1,605,453
Granite Construction, Inc. ................... 16,287 1,014,517
IES Holdings, Inc.
(a)
....................... 5,255 801,125
MasTec, Inc.
(a)
........................... 23,289 2,614,190
MDU Resources Group, Inc. ................. 187,904 4,742,697
MYR Group, Inc.
(a)
........................ 19,121 2,964,902
Primoris Services Corp. .................... 32,240 1,765,462
Sterling Infrastructure, Inc.
(a)
................. 12,894 1,584,286
Valmont Industries, Inc. ..................... 7,131 1,792,733
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 90,127 3,553,708
32,909,077
a
Construction Materials  —  0 .3%
Knife River Corp.
(a)
........................ 24,847 1,756,931
Summit Materials, Inc. , Class A
(a) (b)
............. 103,198 3,987,571
5,744,502
a
Consumer Finance  —  0 .7%
Encore Capital Group, Inc.
(a)
................. 40,127 1,775,218
Green Dot Corp. , Class A
(a)
.................. 13,074 129,563
OneMain Holdings, Inc. ..................... 64,676 3,176,885
PRA Group, Inc.
(a)
........................ 37,239 803,618
PROG Holdings, Inc. ...................... 23,548 889,879
SLM Corp. ............................. 115,423 2,476,978
SoFi Technologies, Inc.
(a) (b)
.................. 281,995 1,945,766
Upstart Holdings, Inc.
(a) (b)
.................... 34,353 849,206
12,047,113
a
Consumer Staples Distribution & Retail  —  1 .7%
Andersons, Inc. (The) ...................... 22,569 1,181,262
BJ's Wholesale Club Holdings, Inc.
(a)
............ 53,436 4,706,109
Casey's General Stores, Inc. ................. 24,131 8,006,183
Grocery Outlet Holding Corp.
(a)
................ 51,296 1,127,999
PriceSmart, Inc. .......................... 9,923 835,020
Sprouts Farmers Market, Inc.
(a)
................ 66,620 5,261,648
U.S. Foods Holding Corp.
(a)
.................. 121,264 6,406,377
United Natural Foods, Inc.
(a)
.................. 75,740 909,637
28,434,235
a
Containers & Packaging  —  1 .1%
AptarGroup, Inc. ......................... 25,406 3,752,212
Berry Global Group, Inc. .................... 48,043 2,876,815
Graphic Packaging Holding Co. ............... 177,119 5,016,010
Security Shares Value
a
Containers & Packaging (continued)
Greif, Inc. , Class A ........................ 13,562 $ 880,716
Greif, Inc. , Class B ........................ 13,526 882,572
Myers Industries, Inc. ...................... 52,988 837,211
Sealed Air Corp. ......................... 36,275 1,410,009
Sonoco Products Co. ...................... 41,436 2,542,927
18,198,472
a
Diversified Consumer Services  —  1 .4%
ADT, Inc. .............................. 233,625 1,661,074
Adtalem Global Education, Inc.
(a)
.............. 12,867 828,506
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 36,189 3,804,188
Chegg, Inc.
(a)
............................ 219,569 840,949
Duolingo, Inc. , Class A
(a)
.................... 7,744 1,482,202
European Wax Center, Inc. , Class A
(a)
........... 79,663 901,785
Frontdoor, Inc.
(a)
.......................... 92,958 3,287,924
Grand Canyon Education, Inc.
(a)
............... 8,554 1,218,603
H&R Block, Inc. .......................... 61,725 3,064,029
Service Corp. International .................. 59,049 4,231,451
Stride, Inc.
(a) (b)
........................... 23,794 1,633,696
22,954,407
a
Diversified REITs  —  0 .3%
American Assets Trust, Inc. .................. 44,331 964,199
Armada Hoffler Properties, Inc. ............... 75,754 859,050
Empire State Realty Trust, Inc. , Class A .......... 118,087 1,125,369
Essential Properties Realty Trust, Inc. ........... 86,351 2,312,480
5,261,098
a
Diversified Telecommunication Services  —  0 .4%
Cogent Communications Holdings, Inc. .......... 14,846 879,180
Frontier Communications Parent, Inc.
(a) (b)
......... 68,176 1,817,572
Iridium Communications, Inc. ................. 73,275 2,206,310
Liberty Global, Ltd. , Class C
(a)
................ 46,969 801,761
Lumen Technologies, Inc.
(a)
.................. 666,586 859,896
6,564,719
a
Electrical Equipment  —  1 .7%
Acuity Brands, Inc. ........................ 18,817 4,885,081
Array Technologies, Inc.
(a) (b)
.................. 75,345 1,068,392
Atkore, Inc. ............................. 18,279 2,781,150
Bloom Energy Corp. , Class A
(a) (b)
.............. 71,244 1,162,702
Generac Holdings, Inc.
(a) (b)
................... 21,444 3,156,771
NEXTracker, Inc. , Class A
(a)
.................. 46,238 2,550,950
nVent Electric PLC ........................ 48,445 3,942,454
Plug Power, Inc.
(a) (b)
....................... 277,335 923,526
Powell Industries, Inc.
(b)
.................... 5,775 1,038,692
Regal Rexnord Corp. ...................... 22,015 3,292,123
Sensata Technologies Holding PLC ............ 43,766 1,808,411
Sunrun, Inc.
(a) (b)
.......................... 84,073 1,215,696
27,825,948
a
Electronic Equipment, Instruments & Components  —  3 .7%
Advanced Energy Industries, Inc. .............. 27,136 2,915,221
Arrow Electronics, Inc.
(a)
.................... 11,868 1,558,387
Avnet, Inc. ............................. 92,250 5,036,850
Badger Meter, Inc. ........................ 24,803 4,785,987
Belden, Inc. ............................ 32,483 3,108,298
Benchmark Electronics, Inc. ................. 67,688 2,915,322
Cognex Corp. ........................... 51,855 2,360,440
Coherent Corp.
(a)
......................... 51,470 2,936,878
CTS Corp. ............................. 25,006 1,324,068
ePlus, Inc.
(a)
............................ 13,681 1,023,886
Fabrinet
(a) (b)
............................. 12,243 2,932,566
Flex Ltd.
(a) (b)
............................ 175,939 5,828,859
Insight Enterprises, Inc.
(a) (b)
.................. 15,746 3,078,343
Itron, Inc.
(a)
............................. 30,479 3,278,017

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Kimball Electronics, Inc.
(a)
................... 57,247 $ 1,312,101
Littelfuse, Inc. ........................... 11,409 2,927,549
Methode Electronics, Inc. ................... 77,831 916,849
Mirion Technologies, Inc. , Class A
(a)
............ 101,880 1,106,417
Novanta, Inc.
(a)
.......................... 20,600 3,340,496
PAR Technology Corp.
(a) (b)
................... 18,934 844,835
Plexus Corp.
(a)
........................... 23,459 2,583,774
Rogers Corp.
(a)
.......................... 12,280 1,449,040
Vontier Corp. ............................ 72,636 2,903,987
60,468,170
a
Energy Equipment & Services  —  1 .7%
Archrock, Inc. ........................... 77,345 1,565,463
Cactus, Inc. , Class A ...................... 33,524 1,721,457
ChampionX Corp. ........................ 99,701 3,252,247
Core Laboratories, Inc.
(b)
.................... 56,262 1,054,350
Dril-Quip, Inc.
(a)
.......................... 48,208 932,343
Expro Group Holdings NV
(a)
.................. 67,541 1,482,525
Helix Energy Solutions Group, Inc.
(a)
............ 73,175 842,244
NOV, Inc. .............................. 185,073 3,483,074
Oceaneering International, Inc.
(a)
.............. 48,131 1,139,742
Patterson-UTI Energy, Inc. .................. 92,733 1,021,918
TechnipFMC PLC ........................ 227,896 5,968,596
Transocean, Ltd.
(a) (b)
....................... 136,916 848,879
Valaris, Ltd.
(a)
........................... 10,482 811,307
Weatherford International PLC
(a)
............... 33,662 4,050,885
28,175,030
a
Entertainment  —  0 .4%
AMC Entertainment Holdings, Inc. , Class A
(a)
...... 180,014 779,461
Cinemark Holdings, Inc.
(a) (b)
.................. 48,974 845,781
Endeavor Group Holdings, Inc. , Class A .......... 31,228 837,847
IMAX Corp.
(a)
........................... 77,549 1,274,906
Lions Gate Entertainment Corp. , Class A
(a)
........ 86,108 715,557
TKO Group Holdings, Inc. , Class A ............. 24,882 2,713,880
7,167,432
a
Financial Services  —  1 .8%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 78,151 2,287,480
AvidXchange Holdings, Inc.
(a)
................. 91,281 966,666
Essent Group Ltd. ........................ 25,330 1,436,211
Flywire Corp.
(a)
.......................... 50,255 861,873
Jackson Financial, Inc. , Class A ............... 27,455 2,086,855
Marqeta, Inc. , Class A
(a)
.................... 159,456 848,306
MGIC Investment Corp. .................... 190,563 4,001,823
Mr Cooper Group, Inc.
(a)
.................... 10,543 879,286
PennyMac Financial Services, Inc. ............. 20,670 1,873,736
Radian Group, Inc. ........................ 46,283 1,445,881
Rocket Companies, Inc. , Class A
(a)
............. 67,509 938,375
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 12,400 834,272
Voya Financial, Inc. ....................... 42,948 3,256,317
Walker & Dunlop, Inc. ...................... 11,071 1,062,705
Western Union Co. (The) ................... 121,788 1,558,886
WEX, Inc.
(a) (b)
............................ 25,333 4,745,378
29,084,050
a
Food Products  —  1 .3%
Cal-Maine Foods, Inc. ...................... 14,214 876,577
Darling Ingredients, Inc.
(a)
................... 84,451 3,411,820
Flowers Foods, Inc. ....................... 80,325 1,865,147
Freshpet, Inc.
(a)
.......................... 23,258 3,050,752
Hain Celestial Group, Inc. (The)
(a)
.............. 114,659 878,288
Ingredion, Inc. ........................... 51,748 6,084,530
Post Holdings, Inc.
(a)
....................... 14,213 1,514,679
Simply Good Foods Co. (The)
(a)
............... 24,589 946,431
Security Shares Value
a
Food Products (continued)
TreeHouse Foods, Inc.
(a)
.................... 23,878 $ 867,010
Vital Farms, Inc.
(a)
........................ 30,375 1,256,918
WK Kellogg Co .......................... 40,709 773,064
21,525,216
a
Gas Utilities  —  1 .6%
Chesapeake Utilities Corp. .................. 18,992 2,127,294
National Fuel Gas Co. ..................... 60,519 3,459,266
New Jersey Resources Corp. ................. 93,706 4,072,463
Northwest Natural Holding Co. ................ 33,530 1,254,693
ONE Gas, Inc. ........................... 81,568 5,027,036
Southwest Gas Holdings, Inc. ................ 31,085 2,411,885
Spire, Inc. .............................. 38,138 2,337,478
UGI Corp. .............................. 197,677 5,032,856
25,722,971
a
Ground Transportation  —  1 .7%
ArcBest Corp. ........................... 7,790 822,001
Avis Budget Group, Inc. .................... 8,016 911,660
Landstar System, Inc. ...................... 21,988 4,002,476
Lyft, Inc. , Class A
(a)
........................ 120,487 1,880,802
RXO, Inc.
(a)
............................. 69,946 1,427,598
Ryder System, Inc. ........................ 34,480 4,188,285
Saia, Inc.
(a)
............................. 9,959 4,078,011
Schneider National, Inc. , Class B .............. 158,780 3,569,374
Werner Enterprises, Inc. .................... 56,859 2,136,193
XPO, Inc.
(a) (b)
............................ 40,827 4,367,672
27,384,072
a
Health Care Equipment & Supplies  —  3 .1%
Alphatec Holdings, Inc.
(a)
.................... 77,733 754,787
Artivion, Inc.
(a)
........................... 36,169 853,588
AtriCure, Inc.
(a)
.......................... 37,495 845,137
CONMED Corp. .......................... 11,304 864,078
Dentsply Sirona, Inc. ...................... 52,763 1,477,892
Embecta Corp. .......................... 61,743 763,761
Enovis Corp.
(a) (b)
.......................... 32,417 1,629,603
Envista Holdings Corp.
(a)
.................... 53,353 1,032,914
Establishment Labs Holdings, Inc.
(a)
............ 15,404 804,551
Glaukos Corp.
(a) (b)
......................... 23,767 2,679,016
Globus Medical, Inc. , Class A
(a)
............... 24,162 1,621,512
Haemonetics Corp.
(a)
...................... 24,786 2,084,007
ICU Medical, Inc.
(a)
........................ 8,130 864,544
Inari Medical, Inc.
(a)
....................... 26,357 1,317,850
Inspire Medical Systems, Inc.
(a)
............... 8,460 1,343,363
Integer Holdings Corp.
(a)
.................... 19,907 2,413,525
Integra LifeSciences Holdings Corp.
(a)
........... 47,831 1,477,978
Lantheus Holdings, Inc.
(a)
................... 22,658 1,854,104
LivaNova PLC
(a)
.......................... 13,963 852,720
Masimo Corp.
(a)
.......................... 6,692 833,154
Merit Medical Systems, Inc.
(a)
................. 26,540 2,153,721
Neogen Corp.
(a) (b)
......................... 62,634 823,637
Novocure Ltd.
(a)
.......................... 37,164 817,980
Omnicell, Inc.
(a)
.......................... 26,534 864,743
Orthofix Medical, Inc.
(a)
..................... 58,358 801,255
Paragon 28, Inc.
(a) (b)
....................... 111,652 858,604
Penumbra, Inc.
(a)
......................... 13,374 2,533,972
PROCEPT BioRobotics Corp.
(a) (b)
.............. 17,904 1,188,826
QuidelOrtho Corp.
(a)
....................... 20,310 897,499
RxSight, Inc.
(a)
........................... 17,810 1,041,351
Shockwave Medical, Inc.
(a)
................... 14,579 4,880,320
SI-BONE, Inc.
(a)
.......................... 59,943 842,199
STAAR Surgical Co.
(a)
...................... 19,667 816,770
Tandem Diabetes Care, Inc.
(a) (b)
............... 28,278 1,448,682
TransMedics Group, Inc.
(a)
................... 10,612 1,447,477

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Treace Medical Concepts, Inc.
(a)
............... 167,833 $ 986,858
UFP Technologies, Inc.
(a)
.................... 3,196 832,111
Varex Imaging Corp.
(a)
..................... 77,522 1,197,715
50,801,804
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a)
................. 47,543 3,275,237
Addus HomeCare Corp.
(a)
................... 7,989 917,217
agilon health, Inc.
(a)
....................... 152,065 958,009
Alignment Healthcare, Inc.
(a)
................. 113,993 898,265
Amedisys, Inc.
(a)
......................... 17,421 1,587,924
AMN Healthcare Services, Inc.
(a)
............... 31,590 1,767,145
Brookdale Senior Living, Inc.
(a)
................ 121,644 816,231
Castle Biosciences, Inc.
(a)
................... 33,735 784,676
Chemed Corp. ........................... 3,971 2,201,403
CorVel Corp.
(a)
........................... 5,135 1,231,630
Cross Country Healthcare, Inc.
(a)
.............. 58,577 885,684
Encompass Health Corp. ................... 51,685 4,465,067
Ensign Group, Inc. (The) .................... 25,128 3,046,519
Fulgent Genetics, Inc.
(a)
.................... 40,069 827,425
Guardant Health, Inc.
(a)
..................... 42,993 1,165,110
HealthEquity, Inc.
(a)
........................ 29,862 2,439,128
Hims & Hers Health, Inc. , Class A
(a)
............. 60,890 1,182,484
NeoGenomics, Inc.
(a)
...................... 59,008 809,000
Option Care Health, Inc.
(a)
................... 75,179 2,241,838
Owens & Minor, Inc.
(a)
...................... 51,351 895,048
Patterson Companies, Inc. .................. 121,352 2,984,046
Pennant Group, Inc. (The)
(a)
.................. 35,764 841,885
PetIQ, Inc. , Class A
(a)
...................... 41,764 867,021
Premier, Inc. , Class A ...................... 108,681 2,056,245
Privia Health Group, Inc.
(a)
................... 69,382 1,205,165
Progyny, Inc.
(a)
........................... 49,595 1,336,585
R1 RCM, Inc.
(a)
.......................... 76,314 981,398
RadNet, Inc.
(a)
........................... 23,204 1,360,683
Select Medical Holdings Corp. ................ 29,468 1,018,119
Tenet Healthcare Corp.
(a)
.................... 21,974 2,971,324
48,017,511
a
Health Care REITs  —  0 .5%
Healthcare Realty Trust, Inc. , Class A ........... 87,695 1,423,290
Medical Properties Trust, Inc.
(b)
................ 212,232 1,137,563
Omega Healthcare Investors, Inc. .............. 131,578 4,253,917
Sabra Health Care REIT, Inc. ................. 77,544 1,130,592
7,945,362
a
Health Care Technology  —  0 .2%
Certara, Inc.
(a)
........................... 51,307 869,654
Doximity, Inc. , Class A
(a) (b)
................... 29,876 828,461
Teladoc Health, Inc.
(a)
...................... 87,426 982,668
2,680,783
a
Hotel & Resort REITs  —  0 .3%
Park Hotels & Resorts, Inc. .................. 75,806 1,202,283
Ryman Hospitality Properties, Inc. ............. 31,376 3,296,676
Xenia Hotels & Resorts, Inc. ................. 87,112 1,262,253
5,761,212
a
Hotels, Restaurants & Leisure  —  2 .9%
Accel Entertainment, Inc. , Class A
(a)
............ 91,439 906,160
Aramark ............................... 111,329 3,579,227
Boyd Gaming Corp. ....................... 15,241 812,650
Brinker International, Inc.
(a)
.................. 24,884 1,757,557
Cava Group, Inc.
(a)
........................ 12,389 1,146,602
Cheesecake Factory, Inc. (The) ............... 23,215 893,313
Choice Hotels International, Inc. ............... 9,626 1,089,567
Churchill Downs, Inc. ...................... 17,665 2,287,618
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment, Inc.
(a)
........... 20,395 $ 1,041,981
Dine Brands Global, Inc. .................... 20,624 813,617
Everi Holdings, Inc.
(a)
...................... 243,958 1,763,816
Hilton Grand Vacations, Inc.
(a)
................ 26,164 1,081,358
Light & Wonder, Inc.
(a)
...................... 37,198 3,551,665
Marriott Vacations Worldwide Corp. ............. 15,724 1,419,405
Norwegian Cruise Line Holdings Ltd.
(a)
........... 168,269 2,793,265
Planet Fitness, Inc. , Class A
(a)
................ 39,672 2,524,726
Playa Hotels & Resorts NV
(a)
................. 151,638 1,291,956
Shake Shack, Inc. , Class A
(a)
................. 12,966 1,230,344
Sweetgreen, Inc. , Class A
(a)
.................. 30,384 934,308
Texas Roadhouse, Inc. ..................... 9,636 1,663,848
Travel + Leisure Co. ....................... 53,823 2,364,983
United Parks & Resorts, Inc.
(a)
................ 26,264 1,373,345
Vail Resorts, Inc. ......................... 21,105 3,982,936
Wendy's Co. (The) ........................ 92,810 1,619,534
Wingstop, Inc. ........................... 10,255 3,780,506
Wyndham Hotels & Resorts, Inc. .............. 27,462 1,943,211
47,647,498
a
Household Durables  —  2 .3%
Century Communities, Inc. .................. 15,207 1,283,623
Helen of Troy Ltd.
(a) (b)
...................... 13,518 1,444,804
Installed Building Products, Inc. ............... 8,217 1,740,689
KB Home .............................. 51,205 3,615,073
Leggett & Platt, Inc. ....................... 124,487 1,444,049
M/I Homes, Inc.
(a)
......................... 6,505 812,605
Meritage Homes Corp. ..................... 16,782 2,959,506
Mohawk Industries, Inc.
(a)
................... 8,509 1,037,502
Newell Brands, Inc. ....................... 167,410 1,292,405
Skyline Champion Corp.
(a)
................... 10,609 738,493
Sonos, Inc.
(a)
............................ 92,244 1,457,455
Taylor Morrison Home Corp.
(a)
................ 43,729 2,528,848
Tempur Sealy International, Inc. ............... 51,651 2,652,795
Toll Brothers, Inc. ......................... 31,363 3,814,995
TopBuild Corp.
(a)
......................... 13,081 5,467,204
Tri Pointe Homes, Inc.
(a)
.................... 59,608 2,308,618
Whirlpool Corp. .......................... 35,229 3,277,354
37,876,018
a
Household Products  —  0 .2%
Energizer Holdings, Inc. .................... 38,132 1,091,338
Spectrum Brands Holdings, Inc. ............... 15,119 1,356,779
WD-40 Co. ............................. 7,269 1,633,271
4,081,388
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Clearway Energy, Inc. , Class A ................ 36,191 929,385
Clearway Energy, Inc. , Class C ............... 45,879 1,284,612
NextEra Energy Partners, LP ................. 40,585 1,368,120
Ormat Technologies, Inc. .................... 24,426 1,841,721
5,423,838
a
Industrial REITs  —  0 .9%
Americold Realty Trust, Inc. .................. 46,302 1,234,874
EastGroup Properties, Inc. .................. 21,706 3,585,397
First Industrial Realty Trust, Inc. ............... 30,780 1,450,354
LXP Industrial Trust ....................... 157,444 1,338,274
Rexford Industrial Realty, Inc. ................ 139,150 6,311,844
Terreno Realty Corp. ...................... 30,610 1,731,914
15,652,657
a
Insurance  —  3 .3%
Ambac Financial Group, Inc.
(a)
................ 48,216 854,388
Assured Guaranty Ltd. ..................... 11,639 904,583
Axis Capital Holdings Ltd. ................... 40,226 2,971,897

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
.... 27,443 $ 924,280
CNO Financial Group, Inc. ................... 93,616 2,685,843
First American Financial Corp. ................ 46,304 2,573,576
Globe Life, Inc. .......................... 20,337 1,683,090
Hanover Insurance Group, Inc. (The) ........... 20,304 2,678,707
Kemper Corp. ........................... 14,149 846,676
Kinsale Capital Group, Inc. .................. 7,837 3,006,430
Lincoln National Corp. ..................... 51,526 1,699,843
Old Republic International Corp. ............... 64,097 2,037,003
Oscar Health, Inc. , Class A
(a)
................. 36,494 728,420
Palomar Holdings, Inc.
(a)
.................... 14,807 1,256,226
Primerica, Inc. ........................... 14,872 3,359,436
Reinsurance Group of America, Inc. ............ 23,931 5,020,724
RenaissanceRe Holdings Ltd. ................ 18,094 4,122,899
RLI Corp. .............................. 21,084 3,077,842
Ryan Specialty Holdings, Inc. , Class A ........... 35,597 1,976,701
Selective Insurance Group, Inc. ............... 52,501 5,124,623
Stewart Information Services Corp. ............. 21,872 1,384,716
Unum Group ............................ 64,878 3,494,329
White Mountains Insurance Group Ltd.
(b)
......... 1,242 2,244,294
54,656,526
a
Interactive Media & Services  —  0 .3%
Yelp, Inc.
(a)
............................. 26,848 992,571
Ziff Davis, Inc.
(a) (b)
......................... 27,254 1,570,103
ZoomInfo Technologies, Inc.
(a)
................ 153,912 1,890,039
4,452,713
a
IT Services  —  0 .6%
ASGN, Inc.
(a)
............................ 32,041 3,008,970
Couchbase, Inc.
(a)
........................ 30,586 693,385
DigitalOcean Holdings, Inc.
(a)
................. 21,685 803,429
DXC Technology Co.
(a) (b)
.................... 104,983 1,632,486
Fastly, Inc. , Class A
(a) (b)
..................... 97,785 766,634
Kyndryl Holdings, Inc.
(a)
..................... 67,359 1,792,423
Squarespace, Inc. , Class A
(a)
................. 21,937 965,228
9,662,555
a
Leisure Products  —  0 .8%
Brunswick Corp. ......................... 17,282 1,426,284
Hasbro, Inc. ............................ 71,548 4,277,139
Malibu Boats, Inc. , Class A
(a) (b)
................ 24,420 939,193
Mattel, Inc.
(a) (b)
........................... 125,657 2,235,438
Topgolf Callaway Brands Corp.
(a)
.............. 103,840 1,625,096
YETI Holdings, Inc.
(a) (b)
..................... 59,321 2,416,738
12,919,888
a
Life Sciences Tools & Services  —  0 .6%
10X Genomics, Inc. , Class A
(a)
................ 35,177 788,668
Azenta, Inc.
(a) (b)
.......................... 24,341 1,229,464
Bruker Corp. ............................ 42,106 2,758,364
CryoPort, Inc.
(a)
.......................... 70,337 723,064
Fortrea Holdings, Inc.
(a)
..................... 45,464 1,154,331
Medpace Holdings, Inc.
(a)
................... 7,208 2,784,739
Sotera Health Co.
(a)
....................... 76,569 856,042
10,294,672
a
Machinery  —  4 .7%
AGCO Corp. ............................ 26,241 2,816,447
Alamo Group, Inc. ........................ 7,725 1,467,673
Albany International Corp. , Class A ............. 9,753 855,533
Allison Transmission Holdings, Inc. ............. 40,661 3,082,510
Astec Industries, Inc. ...................... 24,877 808,254
Barnes Group, Inc. ........................ 20,697 796,628
Chart Industries, Inc.
(a)
..................... 18,466 2,899,716
Columbus McKinnon Corp. .................. 27,995 1,094,604
Security Shares Value
a
Machinery (continued)
Crane Co. .............................. 20,443 $ 3,047,642
Donaldson Co., Inc. ....................... 59,021 4,348,667
Douglas Dynamics, Inc. .................... 35,261 876,588
Energy Recovery, Inc.
(a)
.................... 118,337 1,597,550
Enerpac Tool Group Corp. , Class A ............. 48,650 1,912,918
Enpro, Inc. ............................. 14,751 2,260,738
ESCO Technologies, Inc. ................... 9,397 1,025,495
Federal Signal Corp. ...................... 29,848 2,746,613
Flowserve Corp. ......................... 47,761 2,373,722
Franklin Electric Co., Inc. ................... 36,778 3,658,675
Gates Industrial Corp. PLC
(a)
................. 60,455 1,053,126
Greenbrier Companies, Inc. (The) .............. 16,676 921,349
Hillenbrand, Inc. ......................... 35,739 1,661,506
ITT, Inc. ............................... 34,100 4,531,208
John Bean Technologies Corp. ................ 15,717 1,501,445
Lincoln Electric Holdings, Inc. ................ 19,895 3,906,582
Lindsay Corp. ........................... 12,146 1,394,604
Manitowoc Co., Inc. (The)
(a)
.................. 65,395 812,860
Mueller Water Products, Inc. , Class A ........... 203,237 3,772,079
Oshkosh Corp. .......................... 48,276 5,490,429
Proto Labs, Inc.
(a)
......................... 26,513 821,108
REV Group, Inc. ......................... 31,467 862,510
SPX Technologies, Inc.
(a)
.................... 19,838 2,765,814
Symbotic, Inc.
(a)
.......................... 19,230 760,931
Tennant Co. ............................ 11,218 1,151,640
Terex Corp. ............................. 27,675 1,651,367
Timken Co. (The) ......................... 12,524 1,088,210
Trinity Industries, Inc. ...................... 49,237 1,548,504
Wabash National Corp. ..................... 42,957 971,258
Watts Water Technologies, Inc. , Class A .......... 17,938 3,571,994
77,908,497
a
Media  —  0 .8%
Cable One, Inc. .......................... 6,672 2,574,791
EchoStar Corp. , Class A
(a)
................... 46,114 885,389
EW Scripps Co. (The) , Class A
(a)
.............. 30,915 84,089
Liberty Broadband Corp. , Class A
(a)
............. 22,586 1,225,065
Magnite, Inc.
(a) (b)
.......................... 75,716 934,335
New York Times Co. (The) , Class A ............. 60,005 3,072,256
Nexstar Media Group, Inc. ................... 9,918 1,643,313
TEGNA, Inc. ............................ 213,871 3,188,817
13,608,055
a
Metals & Mining  —  1 .6%
Alcoa Corp. ............................. 70,315 3,112,845
ATI, Inc.
(a)
.............................. 46,785 2,869,792
Carpenter Technology Corp. ................. 14,976 1,660,389
Coeur Mining, Inc.
(a)
....................... 142,628 820,111
Commercial Metals Co. ..................... 67,076 3,777,720
Compass Minerals International, Inc. ............ 63,013 816,648
Hecla Mining Co. ......................... 135,830 800,039
Materion Corp.
(b)
......................... 10,361 1,185,091
Metallus, Inc.
(a)
.......................... 35,285 847,193
Olympic Steel, Inc. ........................ 22,236 1,159,385
Radius Recycling, Inc. , Class A ............... 98,201 1,680,219
Royal Gold, Inc. .......................... 37,886 4,856,606
United States Steel Corp. ................... 68,568 2,629,583
Warrior Met Coal, Inc. ...................... 12,534 857,702
27,073,323
a
Mortgage REITs  —  0 .6%
AGNC Investment Corp. .................... 221,710 2,126,199
Blackstone Mortgage Trust, Inc. , Class A ......... 79,412 1,384,945
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................ 67,742 2,255,131

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs (continued)
Invesco Mortgage Capital, Inc. ................ 96,738 $ 898,696
KKR Real Estate Finance Trust, Inc. ............ 106,423 1,006,762
Starwood Property Trust, Inc. ................. 92,558 1,799,327
9,471,060
a
Multi-Utilities  —  0 .2%
Avista Corp. ............................ 91,065 3,367,584
a
Office REITs  —  1 .1%
Brandywine Realty Trust .................... 182,302 840,412
COPT Defense Properties ................... 128,289 3,164,890
Cousins Properties, Inc. .................... 127,136 2,940,656
Easterly Government Properties, Inc. ........... 98,642 1,167,921
Highwoods Properties, Inc. .................. 76,724 1,992,522
Hudson Pacific Properties, Inc. ................ 160,240 786,778
JBG SMITH Properties ..................... 68,644 988,474
Kilroy Realty Corp. ........................ 49,792 1,669,526
Paramount Group, Inc. ..................... 182,321 829,561
Piedmont Office Realty Trust, Inc. , Class A ........ 123,266 898,609
SL Green Realty Corp. ..................... 24,590 1,302,532
Vornado Realty Trust ...................... 37,187 911,825
17,493,706
a
Oil, Gas & Consumable Fuels  —  3 .7%
Antero Midstream Corp. .................... 182,732 2,677,024
Antero Resources Corp.
(a)
................... 134,296 4,784,967
Berry Corp. ............................. 119,754 834,685
California Resources Corp. .................. 32,088 1,519,367
Civitas Resources, Inc. ..................... 22,906 1,684,965
Clean Energy Fuels Corp.
(a) (b)
................. 470,866 1,473,811
CNX Resources Corp.
(a) (b)
................... 134,755 3,544,057
Delek U.S. Holdings, Inc. ................... 30,762 783,201
DT Midstream, Inc. ........................ 51,287 3,440,332
EnLink Midstream LLC ..................... 224,359 2,847,116
Equitrans Midstream Corp. .................. 185,119 2,643,499
Excelerate Energy, Inc. , Class A ............... 46,231 823,374
Green Plains, Inc.
(a)
....................... 36,106 619,940
Hess Midstream, LP , Class A ................. 64,886 2,254,789
Kinetik Holdings, Inc. , Class A ................ 57,778 2,368,320
Kosmos Energy Ltd.
(a)
...................... 531,994 3,245,163
Matador Resources Co. .................... 12,903 818,695
Murphy Oil Corp. ......................... 71,456 3,057,602
New Fortress Energy, Inc. , Class A
(b)
............ 30,584 775,304
PBF Energy, Inc. , Class A ................... 37,151 1,721,206
Permian Resources Corp. , Class A ............. 223,518 3,663,460
Range Resources Corp. .................... 137,842 5,087,748
SM Energy Co. .......................... 17,479 881,466
Southwestern Energy Co.
(a)
.................. 589,029 4,435,388
Talos Energy, Inc.
(a)
....................... 94,687 1,137,191
Uranium Energy Corp.
(a)
.................... 125,357 895,049
VAALCO Energy, Inc. ...................... 134,517 858,218
Viper Energy, Inc. ........................ 22,210 854,197
World Kinect Corp. ........................ 35,513 935,412
60,665,546
a
Paper & Forest Products  —  0 .3%
Clearwater Paper Corp.
(a)
................... 16,452 874,259
Louisiana-Pacific Corp. ..................... 27,855 2,553,747
Sylvamo Corp. .......................... 11,828 843,573
4,271,579
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 80,377 3,377,442
a
Security Shares Value
a
Personal Care Products  —  0 .4%
BellRing Brands, Inc.
(a)
..................... 24,308 $ 1,413,996
Edgewell Personal Care Co. ................. 23,565 909,138
elf Beauty, Inc.
(a)
......................... 19,771 3,695,398
6,018,532
a
Pharmaceuticals  —  1 .3%
Arvinas, Inc.
(a)
........................... 29,025 961,889
Axsome Therapeutics, Inc.
(a)
................. 10,753 789,593
Cassava Sciences, Inc.
(a) (b)
.................. 37,767 832,007
Edgewise Therapeutics, Inc.
(a)
................ 46,466 795,963
Elanco Animal Health, Inc.
(a)
.................. 214,453 3,791,529
Enliven Therapeutics, Inc.
(a)
.................. 36,749 829,425
Intra-Cellular Therapies, Inc.
(a)
................ 32,183 2,163,985
Jazz Pharmaceuticals PLC
(a)
................. 23,312 2,453,588
Longboard Pharmaceuticals, Inc.
(a)
............. 41,015 773,953
Nuvation Bio, Inc. , Class A
(a)
................. 247,119 766,069
Organon & Co. .......................... 101,986 2,175,361
Perrigo Co. PLC ......................... 48,019 1,321,963
Phathom Pharmaceuticals, Inc.
(a) (b)
............. 78,412 738,641
Phibro Animal Health Corp. , Class A ............ 46,164 813,871
Pliant Therapeutics, Inc.
(a)
................... 58,057 704,231
Tarsus Pharmaceuticals, Inc.
(a)
................ 25,629 844,732
20,756,800
a
Professional Services  —  2 .4%
CACI International, Inc. , Class A
(a)
............. 7,724 3,278,683
CBIZ, Inc.
(a)
............................. 12,823 972,240
Clarivate PLC
(a) (b)
......................... 201,550 1,148,835
Concentrix Corp. ......................... 15,248 935,160
CRA International, Inc. ..................... 4,953 871,579
CSG Systems International, Inc. ............... 34,914 1,506,539
ExlService Holdings, Inc.
(a)
.................. 95,344 2,846,972
Exponent, Inc. ........................... 10,323 981,924
First Advantage Corp. ...................... 102,712 1,649,555
FTI Consulting, Inc.
(a)
...................... 17,739 3,810,337
ICF International, Inc. ...................... 9,176 1,309,874
KBR, Inc. .............................. 106,633 7,001,523
Kelly Services, Inc. , Class A , NVS ............. 38,704 841,425
Korn Ferry ............................. 20,815 1,372,541
ManpowerGroup, Inc. ...................... 18,399 1,372,933
Parsons Corp.
(a)
.......................... 18,833 1,434,133
Paycor HCM, Inc.
(a)
....................... 71,433 883,626
Robert Half, Inc. ......................... 53,204 3,417,293
TriNet Group, Inc. ........................ 16,265 1,691,072
Upwork, Inc.
(a)
........................... 72,259 763,778
Verra Mobility Corp. , Class A
(a) (b)
............... 43,086 1,147,811
39,237,833
a
Real Estate Management & Development  —  0 .7%
Anywhere Real Estate, Inc.
(a)
................. 164,604 669,938
Compass, Inc. , Class A
(a)
.................... 198,262 743,482
Cushman & Wakefield PLC
(a)
................. 92,390 1,026,453
Howard Hughes Holdings, Inc.
(a)
............... 46,013 3,050,662
Jones Lang LaSalle, Inc.
(a) (b)
.................. 26,065 5,266,955
Marcus & Millichap, Inc. .................... 25,786 833,661
11,591,151
a
Residential REITs  —  0 .1%
Apartment Income REIT Corp. ................ 26,362 1,021,527
a
Retail REITs  —  1 .0%
Agree Realty Corp. ....................... 26,875 1,632,925
Brixmor Property Group, Inc. ................. 84,796 1,908,758
Federal Realty Investment Trust ............... 49,352 4,982,084
Macerich Co. (The) ....................... 79,740 1,205,669
NNN REIT, Inc. .......................... 70,483 2,944,075

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
Phillips Edison & Co., Inc. ................... 31,218 $ 997,103
SITE Centers Corp. ....................... 136,215 1,964,220
Tanger, Inc. ............................. 33,756 936,729
16,571,563
a
Semiconductors & Semiconductor Equipment  —  2 .2%
Cirrus Logic, Inc.
(a)
........................ 31,728 3,639,202
Credo Technology Group Holding, Ltd.
(a)
......... 43,562 1,135,661
FormFactor, Inc.
(a)
........................ 14,346 785,013
Ichor Holdings, Ltd.
(a)
...................... 22,983 873,124
Impinj, Inc.
(a)
............................ 7,377 1,207,394
Kulicke & Soffa Industries, Inc. ................ 65,143 2,975,081
Macom Technology Solutions Holdings, Inc.
(a)
...... 12,649 1,279,320
MaxLinear, Inc.
(a)
......................... 45,043 800,414
MKS Instruments, Inc. ..................... 22,815 2,888,151
Onto Innovation, Inc.
(a) (b)
.................... 23,382 5,066,879
PDF Solutions, Inc.
(a)
...................... 31,618 1,107,262
Power Integrations, Inc. .................... 21,140 1,606,851
Rambus, Inc.
(a)
.......................... 49,584 2,740,012
Semtech Corp.
(a)
......................... 20,635 802,495
Silicon Laboratories, Inc.
(a)
................... 16,774 2,116,376
SMART Global Holdings, Inc.
(a) (b)
.............. 40,756 838,758
SolarEdge Technologies, Inc.
(a)
................ 22,798 1,116,874
Universal Display Corp. .................... 8,330 1,463,581
Veeco Instruments, Inc.
(a)
................... 67,858 2,758,428
Wolfspeed, Inc.
(a)
......................... 63,640 1,635,548
36,836,424
a
Software  —  6 .0%
A10 Networks, Inc. ........................ 56,313 853,142
ACI Worldwide, Inc.
(a)
...................... 53,748 1,935,466
Agilysys, Inc.
(a)
.......................... 8,344 796,602
Altair Engineering, Inc. , Class A
(a) (b)
............. 24,858 2,170,849
Appfolio, Inc. , Class A
(a)
.................... 9,293 2,121,778
Asana, Inc. , Class A
(a) (b)
..................... 55,806 728,268
Aurora Innovation, Inc. , Class A
(a)
.............. 337,974 807,758
AvePoint, Inc. , Class A
(a)
.................... 92,437 833,782
BILL Holdings, Inc.
(a)
....................... 30,251 1,574,565
Blackbaud, Inc.
(a)
......................... 26,334 2,052,472
BlackLine, Inc.
(a)
......................... 24,992 1,192,618
Box, Inc. , Class A
(a) (b)
...................... 80,117 2,183,188
Braze, Inc. , Class A
(a)
...................... 21,806 820,996
C3.ai, Inc. , Class A
(a) (b)
..................... 32,274 954,342
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 114,669 1,281,999
Cleanspark, Inc.
(a)
........................ 65,338 1,049,982
CommVault Systems, Inc.
(a)
.................. 23,497 2,527,925
Dolby Laboratories, Inc. , Class A .............. 40,932 3,315,901
DoubleVerify Holdings, Inc.
(a)
................. 91,331 1,662,224
Dropbox, Inc. , Class A
(a)
.................... 95,333 2,147,853
E2open Parent Holdings, Inc. , Class A
(a)
......... 175,484 817,756
Elastic NV
(a)
............................ 34,401 3,579,424
Envestnet, Inc.
(a) (b)
........................ 18,920 1,239,449
Everbridge, Inc.
(a)
......................... 24,354 846,545
Five9, Inc.
(a)
............................ 33,267 1,555,565
Freshworks, Inc. , Class A
(a) (b)
................. 60,731 782,215
Gitlab, Inc. , Class A
(a)
...................... 42,519 2,006,472
Guidewire Software, Inc.
(a)
................... 42,032 4,788,285
HashiCorp, Inc. , Class A
(a)
................... 45,485 1,527,386
Informatica, Inc. , Class A
(a)
.................. 34,141 984,968
Intapp, Inc.
(a)
............................ 25,291 907,947
InterDigital, Inc. .......................... 14,547 1,656,467
Jamf Holding Corp.
(a)
...................... 48,505 772,200
JFrog Ltd.
(a)
............................. 33,657 1,082,746
Klaviyo, Inc. , Class A
(a)
..................... 34,262 775,692
LiveRamp Holdings, Inc.
(a)
................... 31,901 998,182
Security Shares Value
a
Software (continued)
Marathon Digital Holdings, Inc.
(a) (b)
............. 80,718 $ 1,575,615
Matterport, Inc. , Class A
(a)
................... 190,091 836,400
Meridianlink, Inc.
(a)
........................ 44,841 832,697
Model N, Inc.
(a)
.......................... 35,466 1,060,079
N-able, Inc.
(a)
............................ 70,168 936,743
NCR Voyix Corp.
(a)
........................ 62,830 828,099
Nutanix, Inc. , Class A
(a)
..................... 93,566 5,175,603
PagerDuty, Inc.
(a) (b)
........................ 51,686 980,483
Pegasystems, Inc. ........................ 21,699 1,246,825
Procore Technologies, Inc.
(a)
................. 37,870 2,542,213
Progress Software Corp. .................... 64,314 3,257,504
PROS Holdings, Inc.
(a) (b)
.................... 29,815 878,946
Q2 Holdings, Inc.
(a)
........................ 22,298 1,356,164
Qualys, Inc.
(a) (b)
.......................... 5,641 793,237
RingCentral, Inc. , Class A
(a) (b)
................. 26,998 923,332
Riot Platforms, Inc.
(a) (b)
..................... 79,306 772,441
SentinelOne, Inc. , Class A
(a)
.................. 81,681 1,374,691
Smartsheet, Inc. , Class A
(a)
.................. 45,611 1,687,607
Sprinklr, Inc. , Class A
(a)
..................... 68,409 766,865
Sprout Social, Inc. , Class A
(a) (b)
................ 26,972 880,636
SPS Commerce, Inc.
(a)
..................... 16,333 3,072,074
Tenable Holdings, Inc.
(a)
.................... 43,001 1,814,212
Teradata Corp.
(a)
......................... 59,038 1,925,229
Varonis Systems, Inc.
(a)
..................... 19,497 837,591
Verint Systems, Inc.
(a)
...................... 43,678 1,295,490
Vertex, Inc. , Class A
(a)
...................... 25,785 852,194
Workiva, Inc. , Class A
(a)
..................... 39,999 3,078,723
Xperi, Inc.
(a)
............................. 90,910 800,917
Zuora, Inc. , Class A
(a)
...................... 82,656 838,958
98,554,577
a
Specialized REITs  —  0 .6%
CubeSmart ............................. 76,972 3,256,685
EPR Properties .......................... 22,502 923,482
Outfront Media, Inc. ....................... 73,554 1,062,855
PotlatchDeltic Corp. ....................... 74,394 3,178,856
Rayonier, Inc. ........................... 27,539 826,721
Uniti Group, Inc. ......................... 440,203 1,391,042
10,639,641
a
Specialty Retail  —  3 .5%
Abercrombie & Fitch Co. , Class A
(a)
............. 18,789 3,248,054
Advance Auto Parts, Inc. .................... 23,798 1,681,091
American Eagle Outfitters, Inc. ................ 81,922 1,799,826
America's Car-Mart, Inc.
(a) (b)
.................. 13,517 814,670
Arko Corp. ............................. 151,118 906,708
Asbury Automotive Group, Inc.
(a)
............... 8,379 1,969,652
AutoNation, Inc.
(a) (b)
....................... 8,663 1,474,876
Boot Barn Holdings, Inc.
(a) (b)
.................. 8,266 983,075
Caleres, Inc. ............................ 23,675 821,049
Carvana Co. , Class A
(a) (b)
.................... 34,730 3,472,305
Five Below, Inc.
(a)
......................... 21,505 2,970,486
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 35,474 4,145,492
Foot Locker, Inc. ......................... 48,052 1,332,482
GameStop Corp. , Class A
(a) (b)
................. 91,296 2,112,589
Gap, Inc. (The) .......................... 102,568 2,970,369
Group 1 Automotive, Inc. .................... 10,566 3,285,815
Hibbett, Inc. ............................ 10,887 942,596
Leslie's, Inc.
(a) (b)
.......................... 168,683 964,867
Lithia Motors, Inc. ........................ 11,208 2,837,193
MarineMax, Inc.
(a)
......................... 31,547 898,459
Monro, Inc. ............................. 31,782 751,644
Murphy USA, Inc. ........................ 11,342 4,976,303
National Vision Holdings, Inc.
(a)
............... 97,861 1,476,722
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 343,414 1,325,578

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
RH
(a)
................................. 3,593 $ 977,045
Sally Beauty Holdings, Inc.
(a)
................. 78,095 951,197
Signet Jewelers Ltd. ....................... 19,359 2,119,617
Valvoline, Inc.
(a)
.......................... 72,523 2,944,434
Victoria's Secret & Co.
(a)
.................... 40,813 930,128
Warby Parker, Inc. , Class A
(a)
................. 49,968 884,933
Wayfair, Inc. , Class A
(a) (b)
.................... 27,592 1,641,448
58,610,703
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Xerox Holdings Corp. ...................... 78,295 1,100,828
a
Textiles, Apparel & Luxury Goods  —  1 .7%
Capri Holdings Ltd.
(a)
...................... 34,282 1,184,443
Carter's, Inc. ............................ 13,711 937,833
Columbia Sportswear Co. ................... 14,393 1,232,329
Crocs, Inc.
(a)
............................ 26,837 4,176,911
Hanesbrands, Inc.
(a)
....................... 168,584 863,150
Kontoor Brands, Inc. ....................... 31,368 2,300,529
Levi Strauss & Co. , Class A .................. 52,325 1,256,323
Movado Group, Inc. ....................... 54,468 1,443,402
PVH Corp. ............................. 29,579 3,549,776
Ralph Lauren Corp. , Class A ................. 7,432 1,388,892
Steven Madden, Ltd. ...................... 46,636 2,072,970
Tapestry, Inc. ............................ 91,790 3,991,947
Under Armour, Inc. , Class A
(a) (b)
............... 122,920 883,795
VF Corp. .............................. 186,158 2,472,178
27,754,478
a
Trading Companies & Distributors  —  2 .1%
Air Lease Corp. , Class A .................... 37,878 1,804,508
Applied Industrial Technologies, Inc. ............ 8,561 1,652,273
Beacon Roofing Supply, Inc.
(a)
................ 24,468 2,374,864
Boise Cascade Co. ....................... 20,877 2,866,203
Core & Main, Inc. , Class A
(a) (b)
................ 94,263 5,425,778
DNOW, Inc.
(a)
........................... 62,198 907,469
FTAI Aviation, Ltd. ........................ 20,267 1,708,913
GATX Corp. ............................ 24,258 3,346,634
Herc Holdings, Inc. ........................ 20,355 2,952,900
McGrath RentCorp ........................ 13,330 1,452,703
MRC Global, Inc.
(a)
........................ 62,671 832,898
Rush Enterprises, Inc. , Class A ............... 18,578 838,425
Rush Enterprises, Inc. , Class B
(b)
.............. 19,767 835,551
SiteOne Landscape Supply, Inc.
(a) (b)
............. 23,741 3,675,582
WESCO International, Inc. ................... 20,802 3,733,751
34,408,452
a
Water Utilities  —  0 .2%
American States Water Co. .................. 11,218 825,533
California Water Service Group ............... 15,716 784,071
SJW Group ............................. 31,159 1,704,709
3,314,313
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 86,522 915,836
Telephone and Data Systems, Inc. ............. 48,798 970,592
1,886,428
a
Total Common Stocks — 100.0%
(Cost: $ 1,505,404,158 ) ............................... 1,648,260,624
Security Shares Value
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(a) (c)
30,052 $ 13,223
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 13,223
Total Long-Term Investments — 100.0%
(Cost: $ 1,505,404,158 ) ............................... 1,648,273,847
a
Short-Term Securities
Money Market Funds  —  5 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(d) (e) (f)
...................... 88,412,198 88,438,721
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(d) (e)
............................ 8,295,529 8,295,529
a
Total Short-Term Securities — 5.9%
(Cost: $ 96,696,841 ) ................................. 96,734,250
Total Investments — 105.9%
(Cost: $ 1,602,100,999 ) ............................... 1,745,008,097
Liabilities in Excess of Other Assets — ( 5 .9 ) % ............... (96,595,546)
Net Assets — 100.0% ................................. $ 1,648,412,551
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 109,796,514  $ —  $ (21,352,211)
(a)
$ 4,193  $ (9,775) $ 88,438,721  88,412,198  $ 560,575
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,304,286  2,991,243
(a)
—  —  —  8,295,529  8,295,529  168,483  —
$ 4,193  $ (9,775)
$ 96,734,250
$ 729,058  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 27 06/21/24 $ 2,802 $ (20,572)
E-Mini S&P MidCap 400 Index ............................................................ 6 06/21/24 1,795 (11,281)
$ (31,853)

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,648,260,624 $ — $ — $ 1,648,260,624
Rights ................................................ — — 13,223 13,223
Short-Term Securities
Money Market Funds ...................................... 96,734,250 — — 96,734,250
$ 1,744,994,874 $ — $ 13,223 $ 1,745,008,097
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (31,853) $ — $ — $ (31,853)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)